Financial Instruments and Financial Risk Management (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ 5,457,841	$ 93,958
Cash and cash equivalents [Member]
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	5,596,635	98,762
Trade payables [Member]
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ (138,794)	$ (4,804)